Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	£ 29,376	£ 29,881
Derivative financial instruments	870	1,204
Other financial assets at fair value through profit or loss	64	136
Loans and advances to banks	1,048	1,032
Loans and advances to customers	202,609	199,408
Reverse repurchase agreements - non-trading	17,678	10,338
Other financial assets at amortised cost	3,987	3,408
Macro hedge of interest rate risk	(80)	(738)
Financial assets at fair value through other comprehensive income	5,216	9,040
Interests in other entities	293	289
Intangible assets	1,511	1,539
Property, plant and equipment	1,511	1,563
Current tax assets	355	506
Retirement benefit assets	524	439
Other assets	1,857	1,887
Assets held for sale	18	12
Total assets	266,837	259,944
Liabilities
Deposits by banks	6,628	13,993
Deposits by customers	187,300	180,967
Repurchase agreements - non-trading	9,029	8,617
Derivative financial instruments	687	702
Other financial liabilities at fair value through profit or loss	1,250	1,055
Debt securities in issue	41,388	35,673
Macro hedge of interest rate risk	60	47
Other liabilities	2,173	1,852
Provisions	683	611
Deferred tax liabilities	437	246
Retirement benefit obligations	22	23
Subordinated liabilities	2,032	2,385
Total liabilities	251,689	246,171
Equity
Share capital	3,105	3,105
Share premium	1,119	5,620
Other equity instruments	1,860	1,860
Other reserves	186	(333)
Retained earnings	8,878	3,521
Total equity	15,148	13,773
Total liabilities and equity	£ 266,837	£ 259,944